Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Additional recognition, goodwill	$ 14	$ 307
Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Assets classified as assets held for sale	$ 150	$ 0